Geographic Information (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Revenues Within Geographic Areas Based upon Customers Project Location

Revenues within geographic areas based upon Customers’ project location for the years ended December 31, (in thousands):

	2018	2019
United States	$218,380	$563,157
Australia	51,450	51,531
Rest of the world	20,953	33,211

Total Revenues	$290,783	$647,899